October 25, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

DIVISION OF CORPORATION FINANCE

100 F Street, N.E.

Washington, DC 20549-3561

Re:	Harry’s Trucking, Inc.
Amendment No. 3 to Registration Statement on Form SB-2
Originally filed February 13, 2007
File No. 333-140637

To Whom It May Concern,

Following are responses to comments made by the United States Securities and Exchange Commission dated October 16th, 2007 for File No. 333-140637. The comments are in the same numerical order as they were provided.

Our Business, page 2

1.	Replaced paragraph from:

Management further believes that the new business model will eliminate our prior losses since a significant portion of our future operating costs will be variable costs related to performing our services thus expenses will match revenues with the Company retaining any margin after providing its services.

To:

Management further believes that the new business model could potentially reduce and/or eliminate our prior losses. The reason for this belief is that our expenses related to our revenue generation derived from our logistics services is generally earned on a job by job basis and is based on the rates that we charge our customers for the movement of their goods from origin to destination. Carriers contract directly with us, not with our customers, and as such, we are responsible for the payment of the carriers’ charges. In our logistics model, our fixed and incremental costs are both lower and, accordingly, management believes we should be better able to achieve profitability. During the first six months of 2007 we derived all of our gross revenues from three clients. Our three clients accounted for 22%, 29% and 49% respectively of our revenues and collectively all of our revenues during the first six months of 2007. The loss of any of our three clients could materially and adversely affect our operating results.

2.

Expanded the paragraph to include the comment: Should we not obtain additional funds to meet anticipated working capital needs, it may significantly impact our ability to execute our business plan and/or cause us to cease operations. If we cease operations our shareholders may lose all of their investment.

Description of Business, page 24

3.

We believe we responded adequately to this comment in our previous revisions. Please refer to the risk factor that was added during the second revision on page 9 which reads as follows: During the first six months of 2007 we derived all of our gross revenue from three clients. Our three clients accounted for 22%, 29%, and 49% respectively of our revenues and collectively all of our revenues during the first six months of 2007. The loss of any of our three clients could materially and adversely affect our operating results.

4.	The Sales and Marketing section has been expanded to fully explain our current marketing efforts.

5.

Our arrangement with carriers is best described as a “relationship” and not a binding commitment with a contract. The section has been revised to better describe and reflect the relationship we have with our third party carriers.

Competition, page 26

6.

We have revised the paragraph to ensure that each assertion contained in the section is clearly attributed to its source. The reliance on third party information has been referenced and the availability of such information is referenced, along with the cost to obtain such information, within the document.

7.

We have expanded the URL of our reference to www.truckline.com to enhance the reader’s ability to locate the referenced information. In addition, we have disclosed that www.truckline.com is the official website of the American Trucking Association.

Management’s Discussion and Analysis, Continuing Operations, page 31

8.	The previously presented decrease of $23,000 was incorrect therefore the proper decrease of $51,101 has been disclosed.

9.

We have expanded the description of the variance in logistics revenue to better explain the impact of the departure of our sole sales representative and how that will impact our current and future operating results.

Liquidity and Capital Resources, page 33

10.

Our financing needs have changed significantly to adjust for the fact that we discontinued our operations as an asset based truckload carrier. Under that form of business we required financing needs to purchase equipment and also significant capital to factor our accounts receivable. Under our need business model we are no longer in need of substantial capital to purchase equipment and factor accounts receivable. Our current financing needs are solely for working capital requirements. The above has been disclosed in our Liquidity and Capital Resources section.

11.	The disclosure has been expanded to disclose indicate how long such funds are anticipated to last and for what use.

12.	The disclosure has been expanded to disclose that shareholders are not obligated to fund our operations and that any oral agreement is not legally binding.

Executive Compensation, page 38

13.	We have revised this section to provide the executive compensation disclosure required by updated Item 402 of Regulation S-B.

Balance Sheet, As of June 30, 2007

14.

We note your reference to the “analogous guidance” of SAB Topic 4G, however, we do not feel that such guidance is analogous and would not properly classify the balance. We have also reviewed SAB Topic 4E, as amended by SAB 107, and EITF Issue No. 85-1, which also relate to the issuance of a note receivable as a contribution to equity (noting that we issued the note receivable in exchange for cash). Per our review of SAB Topic 4E and EITF Issue No. 85-1, the receivable would be appropriately classified as an asset if the balance had been collected prior to the issuance of the financial statements and such has been adequately disclosed. Based on the aforementioned, it appears reasonable that such amount would be appropriately classified as an asset, with appropriate disclosure of collection in the footnotes, at June 30, 2007.

Signature Page

15.	Signed where required.